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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.    Name and address of issuer:

                                    Wells Fargo Funds Trust
                                    525 Market Street, 12th Floor
                                    San Francisco, CA 94105

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2.    The name of each series or class of securities for
      which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not
      list series or classes):                                               |_|

                        Wells Fargo Outlook Today Fund Class A
                        Wells Fargo Outlook Today Fund Class B
                        Wells Fargo Outlook Today Fund Class C
                        Wells Fargo Outlook Today Fund Institutional Class Wells Fargo Outlook Today Fund Select Class
                        Wells Fargo Outlook 2010 Fund Class A
                        Wells Fargo Outlook 2010 Fund Class B
                        Wells Fargo Outlook 2010 Fund Class C
                        Wells Fargo Outlook 2010 Fund Institutional Class Wells Fargo Outlook 2010 Fund Select Class
                        Wells Fargo Outlook 2020 Fund Class A
                        Wells Fargo Outlook 2020 Fund Class B
                        Wells Fargo Outlook 2020 Fund Class C
                        Wells Fargo Outlook 2020 Fund Institutional Class Wells Fargo Outlook 2020 Fund Select Class
                        Wells Fargo Outlook 2030 Fund Class A
                        Wells Fargo Outlook 2030 Fund Class B
                        Wells Fargo Outlook 2030 Fund Class C
                        Wells Fargo Outlook 2030 Fund Institutional Class Wells Fargo Outlook 2030 Fund Select Class
                        Wells Fargo Outlook 2040 Fund Class A
                        Wells Fargo Outlook 2040 Fund Class B
                        Wells Fargo Outlook 2040 Fund Class C
                        Wells Fargo Outlook 2040 Fund Institutional Class Wells Fargo Outlook 2040 Fund Select Class

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3.    Investment Company Act File Number:                       811-09253

      Securities Act File Number:                               333-74295

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4(a). Last day of fiscal year for which this Form is filed:

                                                                2/28/2005

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4(b). |_|   Check box if this Form is being filed late
            (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
            A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). |_|   Check box if this is the last time the issuer
            will be filing this Form.



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PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE
NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2393 (4-01)

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                      $927,164,108
                                                                 -----------

      (ii)  Aggregate price of
            securities redeemed or
            repurchased during the
            fiscal year:                      $838,543,847
                                               -----------

      (iii) Aggregate price of
            securities redeemed or
            repurchased during any PRIOR
            fiscal year ending no
            earlier than October 11,
            1995 that were not
            previously used to reduce
            registration fees payable to
            the Commission:                   $  1,542,312
                                               -----------

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                            $840,086,159
                                                                 -----------

      (v)   Net sales - if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from
            Item 5(i)]:                                         $ 87,077,949
                                                                 -----------

      ----------------------------------------------------------
      (vi)  Redemption credits available
            for use in future years           $         (0)
                                               -----------

            - if Item 5(i) is less than
            Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:

      ----------------------------------------------------------

      (vii) Multiplier for determining
            registration fee (See
            Instruction C.9):                             X          0.01177%
                                                                 -----------

     (viii) Registration fee due
            [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee
            is due):                                      =     $  10,249.07
                                                                 -----------

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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : _________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :
      _________________.

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7.    Interest due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year

      (see Instruction D):

                                                               +$          0
                                                                 -----------

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8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:

                                                               =$  10,249.07
                                                                 -----------

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9.    Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository: January
      20, 2004

            Method of Delivery:

            |X|   Wire Transfer

            |_|   Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               /S/ STACIE D. DE ANGELO
                                        ----------------------------------------

                                        TREASURER
                                        ----------------------------------------

Date   5/27/2005
       ---------

   * PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE.